FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
	Fair value measurements at December 31, 2014 using:
In millions of $	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2014

Cash and cash equivalents
- Time deposits	156.7	-	-	156.7
- Restricted cash	2.4	-	-	2.4

Foreign currency derivatives
- Financial assets	-	0.8	-	0.8
- Financial liabilities	-	-	-	-

	Fair value measurements at December 31, 2015 using:
In millions of $	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2015

Cash and cash equivalents
- Time deposits	200.0	-	-	200.0
- Restricted cash	172.2	-	-	172.2

Foreign currency / interest rate swap derivatives
- Financial assets	-	-	-	-
- Financial liabilities	-	0.8	-	0.8

Accrued expense and other liabilities
- Pension	-	-	6.5	6.5